Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 9 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Merger Agreement

On June 5, 2023, the Company (or “XPDB”), and XPDB Merger Sub, LLC, a Delaware limited liability company and wholly owned subsidiary of XPDB (“Merger Sub”), entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Montana Technologies LLC, a Delaware limited liability company (“Montana”), pursuant to which Merger Sub will merge with and into Montana, with Montana surviving the Merger as a wholly owned subsidiary of XPDB (the “Merger” and, along with the transactions contemplated in the Merger Agreement, the “Transactions”). Following the closing of the Merger (the “Closing”), XPDB will be renamed “Montana Technologies Corporation” (the “Combined Company”).

As part of the Transactions, equity holders of Montana will receive aggregate consideration of approximately $421.9 million (subject to adjustment as described in the Merger Agreement), payable (i) in the case of Class B and holders of Class C common units of Montana (after giving effect to the conversion of all outstanding preferred units of Montana into Class B common units, which conversion will occur prior to the Closing), newly issued shares of Class A common stock, par value $0.0001 per share, of the Combined Company (“Class A common stock”), with a value ascribed to each share of Class A common stock of $10.00, (ii) in the case of holders of Class A common units of Montana, newly issued shares of Class B common stock, par value $0.0001 per share, of the Combined Company (“Class B common stock”), which Class B common stock will have a number of votes per share such that the equity holders of Montana as of immediately prior to the Closing will collectively own at least 80% of the voting power of all classes of stock of the Combined Company entitled to vote immediately following the Closing and (iii) in the case of Montana’s option holders and warrant holders, options and warrants of the Combined Company, respectively, having substantially similar terms to the applicable options and warrants of Montana. Montana’s equity holders (other than warrant holders) will also have the opportunity to receive additional equity consideration in the form of additional shares of Class A common stock at $10.00 per share upon achievement of certain milestones related to production capacity and anticipated annualized EBITDA of the Combined Company following the Closing (the “Earnout Shares” and each issuance of Earnout Shares, an “Earnout Payment”). The maximum value of the Earnout Shares will be capped at $200 million (the “Maximum Earnout Value”) and the ability to receive Earnout Shares will expire upon the fifth anniversary of the Closing.

Sponsor Support Agreement

In connection with the execution of the Merger Agreement, the Sponsor entered into a sponsor support agreement (the “Sponsor Support Agreement”) with XPDB, Montana and other holders of XPDB’s Class B common stock (“XPDB Class B common stock”).

The Sponsor Support Agreement provides that as of immediately prior to (but subject to) the Closing, 1,380,736 (or 20%) of the XPDB Class B common stock held by the Sponsor as of the Closing will be subject to certain time and performance-based vesting provisions.

The Sponsor Support Agreement will terminate on the earlier of (i) the date the Merger becomes effective or (ii) the termination of the Merger Agreement in accordance with its terms.

Extension

On June 9, 2023, the Company held a special meeting in lieu of the annual meeting of stockholders (the “Special Meeting”), pursuant to which the Company’s stockholders approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to extend the date by which the Company must complete a Business Combination from June 14, 2023 to December 14, 2023, and to allow the Company, without another stockholder vote, by resolution of the Company’s board of directors, to elect to further extend the Extended Date in one-month increments up to three additional times, or a total of up to nine months after the Current Outside Date, until March 14, 2024. In addition, the Company’s stockholders also approved an amendment to the Company’s Amended and Restated Certificate of Incorporation to eliminate the limitation that the Company may not redeem Public Shares to the extent that such redemption would result in the Company having net tangible assets (as determined in accordance with the Exchange Act of less than $5,000,001 (the “Redemption Limitation”) in order to allow the Company to redeem public shares irrespective of whether such redemption would exceed the Redemption Limitation.

In connection with the stockholders’ vote at the Special Meeting, the stockholders elected to redeem 18,141,822 shares of Class A common stock at a redemption price of approximately $10.37 per share, for an aggregate redemption amount of approximately $188,132,132 (the “Redemption”). After the satisfaction of the Redemption, the balance in the Trust Account was approximately $110,007,647. Upon completion of the Redemption, 10,608,178 shares of Class A common stock and 7,187,500 shares of Class B common stock remain issued and outstanding.

Deferred Underwriting Fee Waiver

BofA Securities, Inc. (“BofA”) and Barclays Capital Inc., the underwriters in the XPDB IPO, were entitled to a Deferred Discount (as defined in the IPO Underwriting Agreement, dated December 9, 2021) of $0.35 per share, or $10,062,500 in the aggregate. On June 20, 2023, BofA formally notified XPDB in writing that it had resigned and withdrew from its role in the Business Combination and thereby waived its entitlement to its portion of the Deferred Discount (approximately $4 million). BofA did not communicate to XPDB its reasons for its resignation or waiver of the Deferred Discount, and XPDB did not correspond with BofA about the reasons for its resignation or waiver of the fee. BofA confirmed that its resignation was not a result of any dispute or disagreement with XPDB or any matter relating to XPDB’s operations, policies, procedures or practices.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements are available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.